Notes to the consolidated statements of income - Unsatisfied performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 771,302	€ 697,620
Less than 1 year
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	288,738	234,739
1 - 3 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	301,932	308,734
3 - 5 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	110,105	122,351
5 - 10 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 70,527	€ 31,796